INCOME TAXES (Details Narrative) - White River Holdings Corp [Member] $ in Millions	Mar. 31, 2022 USD ($)
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward for tax	$ 128
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward for tax	$ 87